Supplement to the
Fidelity® Corporate Bond Fund
October 29, 2022
Summary Prospectus

Effective January 4, 2023, the following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

CBD-SUM-22-02 1.9906485.101	October 29, 2022

Supplement to the
Fidelity® Corporate Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 29, 2022
Summary Prospectus

Effective January 4, 2023, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities.

Effective January 4, 2023, the following information supplements similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.

ACBD-SUM-22-02 1.9881434.104	October 29, 2022